BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
BlackRock New York Municipal Opportunities Fund
(the “Fund”)
Supplement dated September 30, 2021 to the Fund’s
Summary Prospectuses and Prospectuses, each dated October 28, 2020, as supplemented to date
Effective October 1, 2021, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses:
The section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock New York Municipal Opportunities Fund — Performance Information” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock New York Municipal Opportunities Fund — Performance Information” are supplemented as follows:
The Fund has changed the benchmarks against which it measures its performance from the S&P
®
Municipal Bond Index and the S&P
®
New York Municipal Bond Index to the Bloomberg Municipal Bond Index and a customized weighted index comprised of 85% Bloomberg Municipal Bond: NEW YORK Exempt Total Return Index Unhedged USD/10% NEW YORK Bloomberg Municipal Bond: High Yield
(non-Investment
Grade) Total Return Index/5% Bloomberg Municipal Index NEW YORK Taxable Bonds Total Return Index Value (the “Customized Reference Benchmark”). Fund management believes the Bloomberg Municipal Bond Index and the Customized Reference Benchmark more accurately reflect the investment strategy of the Fund. The Bloomberg Municipal Bond Index is a benchmark that is designed to track the U.S. long term tax-exempt
bond market, including state and local general obligation bonds, revenue bonds, pre-refunded
bonds, and insured bonds. The Customized Reference Benchmark is a market value-weighted index, that is structured so that 85% of the market value measures the performance of the New York tax-exempt
investment grade U.S. municipal bond market, 10% of the market value is either not rated or rated below investment grade bonds and 5% of the market value is taxable bonds.
For the
one-,
five- and
ten-year
periods ended December 31, 2020, the average annual total returns for the Bloomberg Municipal Bond Index were 5.21%, 3.91% and 4.63%, respectively. For the one-year
period ended December 31, 2020, the average annual total return for the Customized Reference Benchmark was
4.97
%.
Shareholders should retain this Supplement for future reference.
PR2-NYM-0921SUP